UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund:  BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund,         Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$108,973,604
Total Investments (Cost — $88,780,725) — 100.1%	108,973,604
Liabilities in Excess of Other Assets — (0.1)%	(80,046)

Net Assets — 100.0%	$108,893,558

Notes to Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master LLC was $108,973,604 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended May 31, 2016, there were no transfers between levels.

BLACKROCK FOCUS GROWTH FUND, INC.	MAY 31, 2016	1

Schedule of Investments May 31, 2016 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Beverages — 7.6%
Anheuser-Busch InBev SA — ADR	36,275	$4,578,631
Constellation Brands, Inc., Class A	24,302	3,721,851

		8,300,482
Biotechnology — 4.9%
Biogen, Inc. (a)	5,274	1,528,036
Celgene Corp. (a)	9,120	962,342
Regeneron Pharmaceuticals, Inc. (a)	3,792	1,512,743
Vertex Pharmaceuticals, Inc. (a)	14,366	1,338,193

		5,341,314
Chemicals — 2.1%
Sherwin-Williams Co.	8,060	2,346,185
Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B (a)	21,715	3,051,826
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	9,972	1,483,534
Health Care Equipment & Supplies — 3.6%
Becton Dickinson & Co.	7,893	1,313,790
Boston Scientific Corp. (a)	66,299	1,505,650
Intuitive Surgical, Inc. (a)	1,834	1,164,058

		3,983,498
Health Care Providers & Services — 3.7%
UnitedHealth Group, Inc.	30,155	4,030,819
Hotels, Restaurants & Leisure — 1.4%
Domino’s Pizza, Inc.	12,692	1,534,209
Internet & Catalog Retail — 13.4%
Amazon.com, Inc. (a)	11,826	8,547,715
Netflix Inc. (a)	29,088	2,983,556
Priceline Group, Inc. (a)	1,268	1,603,170
TripAdvisor, Inc. (a)	21,515	1,457,426

		14,591,867
Internet Software & Services — 20.3%
Alphabet, Inc., Class A (a)	13,154	9,850,373
Facebook, Inc., Class A (a)	56,608	6,725,596
MercadoLibre, Inc.	10,349	1,412,639
Tencent Holdings Ltd.	183,900	4,098,001

		22,086,609
IT Services — 9.2%
FleetCor Technologies, Inc. (a)	15,587	2,320,748
Global Payments, Inc.	31,436	2,442,263
Visa, Inc., Class A	66,982	5,287,559

		10,050,570
Life Sciences Tools & Services — 2.1%
Illumina, Inc. (a)	15,571	2,255,148
Media — 3.9%
Liberty Global PLC, Class A (a)	63,910	2,387,040
Madison Square Garden Co., Class A (a)	11,016	1,845,510

		4,232,550

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc. (a)	16,209	$1,966,800
Pharmaceuticals — 1.3%
Allergan PLC (a)	6,215	1,465,186
Road & Rail — 1.5%
Norfolk Southern Corp.	19,373	1,628,494
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc.	64,179	1,567,251
Software — 8.1%
Activision Blizzard, Inc.	78,960	3,099,970
Microsoft Corp.	48,733	2,582,849
Salesforce.com, Inc. (a)	37,236	3,117,026

		8,799,845
Specialty Retail — 2.1%
Home Depot, Inc.	17,058	2,253,703
Technology Hardware, Storage & Peripherals — 2.4%
Apple Inc.	25,932	2,589,570
Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	31,295	1,728,110
Total Common Stocks — 96.6%		105,287,570

Preferred Stocks
Internet Software & Services — 2.9%
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102) (a)(b)	64,404	3,141,125
Software — 0.9%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061) (a)(b)	97,563	935,629
Total Preferred Stocks — 3.8%		4,076,754
Total Long-Term Investments (Cost — $89,171,440) — 100.4%		109,364,324
Total Investments (Cost — $89,171,440*) — 100.4%		109,364,324
Liabilities in Excess of Other Assets — (0.4)%		(390,720)

Net Assets — 100.0%		$108,973,604

Portfolio Abbreviation
ADR American Depositary Receipts

MASTER FOCUS GROWTH LLC	MAY 31, 2016	1

Schedule of Investments (continued)	Master Focus Growth LLC

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$89,307,536

Gross unrealized appreciation	$20,792,671
Gross unrealized depreciation	(735,883)

Net unrealized appreciation	$20,056,788

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Master LLC held restricted securities with a current value of $4,076,754 and an original cost of $1,597,163 which was 3.8% of its net assets.

•

During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,372,574	(2,372,574)	—	—	$3,239		$65
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	—	$2,290	[1]	—
Total				—	$5,529		$65

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

2	MASTER FOCUS GROWTH LLC	MAY 31, 2016

Schedule of Investments (continued)	Master Focus Growth LLC

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Beverages	$8,300,482	—	—	$8,300,482
Biotechnology	5,341,314	—	—	5,341,314
Chemicals	2,346,185	—	—	2,346,185
Diversified Financial Services	3,051,826	—	—	3,051,826
Food & Staples Retailing	1,483,534	—	—	1,483,534
Health Care Equipment & Supplies	3,983,498	—	—	3,983,498
Health Care Providers & Services	4,030,819	—	—	4,030,819
Hotels, Restaurants & Leisure	1,534,209	—	—	1,534,209
Internet & Catalog Retail	14,591,867	—	—	14,591,867
Internet Software & Services	17,988,608	$4,098,001	—	22,086,609
IT Services	10,050,570	—	—	10,050,570
Life Sciences Tools & Services	2,255,148	—	—	2,255,148
Media	4,232,550	—	—	4,232,550
Oil, Gas & Consumable Fuels	1,966,800	—	—	1,966,800
Pharmaceuticals	1,465,186	—	—	1,465,186
Road & Rail	1,628,494	—	—	1,628,494
Semiconductors & Semiconductor Equipment	1,567,251	—	—	1,567,251
Software	8,799,845	—	—	8,799,845
Specialty Retail	2,253,703	—	—	2,253,703
Technology Hardware, Storage & Peripherals	2,589,570	—	—	2,589,570
Textiles, Apparel & Luxury Goods	1,728,110	—	—	1,728,110
Preferred Stocks:
Internet Software & Services	—	—	$3,141,125	3,141,125
Software	—	—	935,629	935,629

Total	$101,189,569	$4,098,001	$4,076,754	$109,364,324

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, a bank overdraft of $218,385 is categorized as Level 2 within the disclosure hierarchy.

During the period ended May 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of August 31, 2015	$3,492,032
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	584,722
Purchases	—
Sales	—

Closing balance, as of May 31, 2016	$4,076,754

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[1]	$584,722

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

MASTER FOCUS GROWTH LLC	MAY 31, 2016	3

Schedule of Investments (concluded)	Master Focus Growth LLC

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$4,076,754	Market Comparables	Revenue Multiple[1]	12.00x - 15.40x	14.62x
			Revenue Growth Rate[1]	84.00% - 127.00%	117.13%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	MASTER FOCUS GROWTH LLC	MAY 31, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	July 22, 2016